Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,399	$ 1,284
Less: accumulated depreciation	642	572
Property and equipment, net	757	712
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	488	510
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	474	368
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	123	94
Computers, electronics and related [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 314	$ 312